BALANCE SHEET	Jan. 08, 2021 USD ($)
TPG Pace Solutions
Current assets:
Cash	$ 25,000
Deferred offering costs	1,936
Total assets	26,936
Current liabilities:
Accrued formation and offering costs	10,706
Total liabilities	10,706
Commitments and contingencies (Note 16)
STOCKHOLDER'S EQUITY
Preferred shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding	0
Additional paid-in capital	23,000
Accumulated deficit	(8,770)
Total deficit	16,230
Total liabilities, temporary equity, and equity (deficit)	26,936
TPG Pace Solutions | Class F Ordinary Shares
STOCKHOLDER'S EQUITY
Vacasa Holdings LLC Class A and Class B Common Units	$ 2,000